FAIR VALUE MEASUREMENTS Assets Measured at Fair Value Subject to Three-Tier Hierarchy (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis
Fair value, level transfers	$ 0	$ 0
Recurring Basis | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis
Cash Equivalents		1
Total - assets	53	54	$ 43
Recurring Basis | Fair Value, Inputs, Level 1 | Mutual Funds - fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis
Mutual funds	51	52	42
Recurring Basis | Fair Value, Inputs, Level 1 | Mutual Fund - U.S. equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis
Mutual funds	2	1	1
Recurring Basis | Fair Value, Inputs, Level 1 | Interest Rate Swap Derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis
Interest rate swaps fair value, asset			0
Recurring Basis | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis
Total - assets	$ 0	$ 0	8
Recurring Basis | Fair Value, Inputs, Level 2 | Interest Rate Swap Derivatives
Fair Value, Assets and Liabilities Measured on Recurring Basis
Interest rate swaps fair value, asset			$ 8